Loss Per Share - Summary Of Basic And Diluted Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Loss for the period		€ (34,476)	€ (58,235)
Dilutive effects on earnings per share	[1]	€ (0.13)	€ (0.31)
Total loss for basic and diluted earnings per share		€ (34,476)	€ (58,235)
Number of shares
Weighted average number of ordinary shares for basic and diluted 'earnings per share (thousand shares)		273,870	189,337
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic losses per share (euros per share)	[1]	€ (0.13)	€ (0.31)
Diluted losses per share (euros per share)	[1]	€ (0.13)	€ (0.31)

[1]	Unaudited